Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities	Accrued Expenses & Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2021	2020
	(In thousands)
Accrued expenses	$3,015	$787
Accrued salaries and benefits	4,143	1,231
Lease liability – current portion	2,256	494
Total Accrued expenses and other current liabilities	$9,414	$2,512